Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and 2019:

March 31, 2018

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥17,260	¥0	¥17,260	¥0
Trading securities	422,053	35,766	386,287	0
Available-for-sale securities:	1,015,477	65,716	828,844	120,917
Japanese and foreign government bond securities*2	275,810	3,949	271,861	0
Japanese prefectural and foreign municipal bond securities	163,236	0	163,236	0
Corporate debt securities*3	366,475	8,882	354,556	3,037
CMBS and RMBS in the Americas	74,176	0	38,166	36,010
Other asset-backed securities and debt securities	82,182	0	312	81,870
Equity securities*4	53,598	52,885	713	0
Other securities:	37,879	0	0	37,879
Investment funds*5	37,879	0	0	37,879
Derivative assets:	21,831	507	19,033	2,291
Interest rate swap agreements	327	0	327	0
Options held/written and other	7,025	0	4,734	2,291
Futures, foreign exchange contracts	14,057	507	13,550	0
Foreign currency swap agreements	422	0	422	0
Netting*6	(2,105)	0	0	0
Net derivative assets	19,726	0	0	0
Other assets:	15,008	0	0	15,008
Reinsurance recoverables*7	15,008	0	0	15,008

Total	¥1,529,508	¥101,989	¥1,251,424	¥176,095

Liabilities:
Derivative liabilities:	¥12,400	¥318	¥12,082	¥0
Interest rate swap agreements	4,924	0	4,924	0
Options held/written and other	701	0	701	0
Futures, foreign exchange contracts	3,447	318	3,129	0
Foreign currency swap agreements	3,220	0	3,220	0
Credit derivatives held	108	0	108	0
Netting*6	(2,105)	0	0	0
Net derivative Liabilities	10,295	0	0	0
Policy Liabilities and Policy Account Balances:	444,010	0	0	444,010
Variable annuity and variable life insurance contracts*8	444,010	0	0	444,010

Total	¥456,410	¥318	¥12,082	¥444,010

*1

A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were a gain of ¥31 million and a loss of ¥663 million from the change in the fair value of the loans for fiscal 2017 and 2018, respectively. No gains or losses were recognized in earnings for fiscal 2017 and 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2018, there were no loans that are 90 days or more past due, or in non-accrual status.

*2

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥12 million and ¥12 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥719 million as of March 31, 2018.

*3

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥31 million and ¥181 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥8,882 million as of March 31, 2018.

*4

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,277 million and ¥961 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥22,365 million as of March 31, 2018.

*5

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥699 million and ¥1,456 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥5,665 million as of March 31, 2018.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7

Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥15,008 million as of March 31, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2017 and 2018, see Note 25 “Life Insurance Operations.”

*8

Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥444,010 million as of March 31, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2017 and 2018, see Note 25 “Life Insurance Operations.”

March 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥38,671	¥0	¥38,671	¥0
Trading debt securities	1,564	0	1,564	0
Available-for-sale debt securities:	1,264,244	24,831	1,138,966	100,447
Japanese and foreign government bond securities*2	430,851	3,227	427,624	0
Japanese prefectural and foreign municipal bond securities	193,305	0	190,417	2,888
Corporate debt securities*3	487,997	21,604	459,235	7,158
CMBS and RMBS in the Americas	61,479	0	61,479	0
Other asset-backed securities and debt securities	90,612	0	211	90,401
Equity securities*4*5	425,593	68,631	295,769	61,193
Derivative assets:	15,495	299	9,924	5,272
Interest rate swap agreements	138	0	138	0
Options held/written and other	11,140	0	5,868	5,272
Futures, foreign exchange contracts	3,007	299	2,708	0
Foreign currency swap agreements	1,203	0	1,203	0
Credit derivatives written	7	0	7	0
Netting*6	(1,497)	0	0	0
Net derivative assets	13,998	0	0	0
Other assets:	12,449	0	0	12,449
Reinsurance recoverables*7	12,449	0	0	12,449

Total	¥1,758,016	¥93,761	¥1,484,894	¥179,361

Liabilities:
Derivative liabilities:	¥25,958	¥522	¥25,436	¥0
Interest rate swap agreements	17,439	0	17,439	0
Options held/written and other	2,809	0	2,809	0
Futures, foreign exchange contracts	5,336	522	4,814	0
Foreign currency swap agreements	364	0	364	0
Credit derivatives held	10	0	10	0
Netting*6	(1,497)	0	0	0
Net derivative Liabilities	24,461	0	0	0
Policy Liabilities and Policy Account Balances:	360,198	0	0	360,198
Variable annuity and variable life insurance contracts*8	360,198	0	0	360,198

Total	¥386,156	¥522	¥25,436	¥360,198

*1

A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income was a gain of ¥401 million from the change in the fair value of the loans for fiscal 2019. No gains or losses were recognized in earnings for fiscal 2019 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. As of March 31, 2019, there were no loans that are 90 days or more past due, or in non-accrual status.

*2

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a loss of ¥19 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥420 million as of March 31, 2019.

*3

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a gain of ¥784 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥21,136 million as of March 31, 2019.

*4

Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a gain of ¥1,141 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥5,811 million as of March 31, 2019.

*5	The amount of ¥12,100 million of investments funds measured at net asset value per share is not included.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7

Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥12,449 million as of March 31, 2019. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2019, see Note 25 “Life Insurance Operations.”

*8

Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥360,198 million as of March 31, 2019. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during for fiscal 2019, see Note 25 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2017, 2018 and 2019:

2017

	Millions of yen
										Change in
										unrealized
										gains or losses
		Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/or out of Level 3 (net)	Balance at March 31, 2017	included in earnings for assets and liabilities still held at March 31, 2017*1
	Balance at April 1, 2016	Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥99,522	¥287	¥10,106	¥10,393	¥37,212	¥(6,545)	¥(16,066)	¥0	¥124,516	¥98
Corporate debt securities	5	0	(3)	(3)	1,800	0	(184)	0	1,618	0
CMBS and RMBS in the Americas	38,493	202	2,674	2,876	21,871	(466)	(4,916)	0	57,858	23
Other asset-backed securities and debt securities	61,024	85	7,435	7,520	13,541	(6,079)	(10,966)	0	65,040	75
Other securities	17,751	639	475	1,114	14,521	(5,585)	0	0	27,801	581
Investment funds	17,751	639	475	1,114	14,521	(5,585)	0	0	27,801	581
Derivative assets and liabilities (net)	8,208	(4,141)	0	(4,141)	2,480	0	(1,314)	0	5,233	(4,141)
Options held/written and other	8,208	(4,141)	0	(4,141)	2,480	0	(1,314)	0	5,233	(4,141)
Other asset	37,855	(22,398)	0	(22,398)	8,309	0	(1,650)	0	22,116	(22,398)
Reinsurance recoverables*5	37,855	(22,398)	0	(22,398)	8,309	0	(1,650)	0	22,116	(22,398)
Policy Liabilities and Policy Account Balances	795,001	3,651	0	3,651	0	0	(185,830)	0	605,520	3,651
Variable annuity and variable life insurance contracts*6	795,001	3,651	0	3,651	0	0	(185,830)	0	605,520	3,651

2018

	Millions of yen
										Change in
										unrealized
										gains or losses
		Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/or out of Level 3 (net)	Balance at March 31, 2018	included in earnings for assets and liabilities still held at March 31, 2018*1
	Balance at April 1, 2017	Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥124,516	¥3,690	¥(5,717)	¥(2,027)	¥79,925	¥(37,942)	¥(43,555)	¥0	¥120,917	¥(35)
Corporate debt securities	1,618	0	2	2	2,050	0	(633)	0	3,037	0
CMBS and RMBS in the Americas	57,858	1,664	(3,248)	(1,584)	1,858	(3,347)	(18,775)	0	36,010	(97)
Other asset-backed securities and debt securities	65,040	2,026	(2,471)	(445)	76,017	(34,595)	(24,147)	0	81,870	62
Other securities	27,801	4,169	(1,976)	2,193	26,991	(19,106)	0	0	37,879	4,274
Investment funds	27,801	4,169	(1,976)	2,193	26,991	(19,106)	0	0	37,879	4,274
Derivative assets and liabilities (net)	5,233	(3,356)	0	(3,356)	2,024	0	(1,610)	0	2,291	(3,356)
Options held/written and other	5,233	(3,356)	0	(3,356)	2,024	0	(1,610)	0	2,291	(3,356)
Other asset	22,116	(11,191)	0	(11,191)	5,385	0	(1,302)	0	15,008	(11,191)
Reinsurance recoverables*5	22,116	(11,191)	0	(11,191)	5,385	0	(1,302)	0	15,008	(11,191)
Policy Liabilities and Policy Account Balances	605,520	(19,265)	0	(19,265)	0	0	(180,775)	0	444,010	(19,265)
Variable annuity and variable life insurance contracts*6	605,520	(19,265)	0	(19,265)	0	0	(180,775)	0	444,010	(19,265)

*1

Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

2019

	Millions of yen
										Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2019*1
	Balance at April 1, 2018	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/or out of Level 3 (net)	Balance at March 31, 2019
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥120,917	¥1,912	¥2,020	¥3,932	¥44,163	¥(23,241)	¥(27,221)	¥(18,103)	¥100,447	¥268
Japanese prefectural and foreign municipal bond securities	0	(553)	136	(417)	0	0	0	3,305	2,888	0
Corporate debt securities	3,037	0	4	4	3,100	0	(981)	1,998	7,158	0
CMBS and RMBS in the Americas	36,010	1,034	546	1,580	1,304	(6,711)	(8,777)	(23,406)	0	0
Other asset-backed securities and debt securities	81,870	1,431	1,334	2,765	39,759	(16,530)	(17,463)	0	90,401	268
Equity securities	37,879	4,443	578	5,021	37,871	(1,080)	(18,498)	0	61,193	4,192
Investment funds	37,879	4,443	578	5,021	37,871	(1,080)	(18,498)	0	61,193	4,192
Derivative assets and liabilities (net)	2,291	2,981	0	2,981	0	0	0	0	5,272	2,981
Options held/written and other	2,291	2,981	0	2,981	0	0	0	0	5,272	2,981
Other asset	15,008	(5,483)	0	(5,483)	3,572	0	(648)	0	12,449	(5,483)
Reinsurance recoverables*5	15,008	(5,483)	0	(5,483)	3,572	0	(648)	0	12,449	(5,483)
Policy Liabilities and Policy Account Balances	444,010	7,874	321	8,195	0	0	(75,617)	0	360,198	7,874
Variable annuity and variable life insurance contracts*6	444,010	7,874	321	8,195	0	0	(75,617)	0	360,198	7,874

*1

Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 2018 and 2019. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

2018

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥7,526	¥0	¥0	¥7,526
Investment in operating leases and property under facility operations	3,916	0	0	3,916
Certain investments in affiliates	11,730	0	0	11,730

	¥23,172	¥0	¥0	¥23,172

2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥3,839	¥0	¥3,839	¥0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,630	¥0	¥0	¥6,630
Investment in operating leases and property under facility operations	12,901	0	0	12,901
Certain investments in affiliates	2,897	0	0	2,897

	¥26,267	¥0	¥3,839	¥22,428

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and 2019.

	March 31, 2018
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities:
Corporate debt securities	¥3,037	Discounted cash flows	Discount rate	0.2% – 1.7%
				(0.9%)
CMBS and RMBS in the Americas	36,010	Discounted cash flows	Discount rate	6.4% – 20.0%
				(17.6%)
			Probability of default	0.0% – 24.7%
				(3.2%)
Other asset-backed securities and debt securities	18,146	Discounted cash flows	Discount rate	1.0% – 51.2%
				(10.0%)
			Probability of default	0.6% – 1.6%
				(1.0%)
	63,724	Appraisals/Broker quotes	—	—
Other securities:
Investment funds	5,665	Internal cash flows	Discount rate	0.0% – 40.0%
				(9.9%)
	25,246	Discounted cash flows	Discount rate	3.8% – 11.6%
				(8.3%)
	6,968	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	1,447	Discounted cash flows	Discount rate	0.0% – 15.0%
				(8.0%)
	844	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	15,008	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.1%)
			Lapse rate	1.5% – 30.0%
				(17.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.1%)

Total	¥176,095

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥444,010	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.2%)
			Lapse rate	1.5% – 54.0%
				(17.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(79.4%)

Total	¥444,010

	March 31, 2019
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,888	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	2,162	Discounted cash flows	Discount rate	0.1% – 1.3%
				(0.8%)
	4,996	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	23,651	Discounted cash flows	Discount rate	0.2% – 51.2%
				(8.3%)
			Probability of default	0.6% – 1.6%
				(0.8%)
	66,750	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	6,012	Internal cash flows	Discount rate	0.0% – 65.0%
				(11.3%)
	32,702	Discounted cash flows	Discount rate	3.8% – 17.0%
				(14.1%)
	22,479	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	5,005	Discounted cash flows	Discount rate	0.0% – 15.0%
				(8.6%)
	267	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	12,449	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 24.0%
				(16.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.9%)

Total	¥179,361

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥360,198	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(16.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(80.3%)

Total	¥360,198

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2018 and 2019.

	2018
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥7,526	Discounted cash flows	Discount rate	10.7%
				(10.7%)
		Direct capitalization	Capitalization rate	11.2%
				(11.2%)
Investment in operating leases and property under facility operations	27	Discounted cash flows	Discount rate	8.0%
				(8.0%)
	3,889	Appraisals	—	—
Certain investments in affiliates	11,730	Market price method	—	—
		Business enterprise value multiples	—	—
		Discounted cash flows	Discount rate	9.3% – 10.3%
				(9.8%)

	¥23,172

	2019
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,630	Direct capitalization	Capitalization rate	5.8% – 8.2%
				(6.3%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	2,345	Discounted cash flows	Discount rate	7.3%
				(7.3%)
	10,556	Appraisals	—	—
Certain investments in affiliates	334	Business enterprise value multiples	—	—
		Discounted cash flows	Discount rate	14.0%
				(14.0%)
	2,563	Appraisals	—	—

	¥22,428